SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loss Per share
Loss attributable to the Company	$ (3,196,617)	$ (2,954,758)
Weighted average number of common shares outstanding – Basic	10,622,663	10,580,323
Dilutive securities -unexercised warrants and options
Weighted average number of common shares outstanding – diluted	10,622,663	10,580,323
Loss per share – Basic	$ (0.30)	$ (0.28)
Loss per share – Diluted	$ (0.30)	$ (0.28)